Note 17 - Commitments	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Commitments Disclosure [Text Block]
17.	COMMITMENTS

Lease Commitments

The Company leases office space and certain equipment under non-cancelable operating lease agreements that expire at various dates through December 2020. For the years ended December 31, 2015, 2014, and 2013, leasing costs charged to income in relation to these agreements were $2,106,000, $2,415,000, and $2,661,000, respectively. The Company’s office lease provides for periodic rental increases based on the general inflation rate.

As of December 31, 2015, future minimum lease payments under all non-cancelable operating lease agreements were as follows:

(In Thousands)

Year	Operating Leases

2016	$1,772
2017	984
2018	380
2019	210
2020	72

Total minimum lease payments	$3,418

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from one to two years. As of December 31, 2015, those purchase commitments were as follows:

(In Thousands)

Year

2016	$266
2017	97

Total	$363